INCOME TAXES	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 18 – INCOME TAXES

The Company and its less than 100% owned subsidiaries are filing separate tax returns and we calculate the provision for income taxes by using a “separate return” method. Sec 174 deduction and R&D credits are calculated using consolidated tax return rules and allocated among its members.

We record deferred income taxes using enacted tax laws and rates for the years in which the taxes are expected to be paid. Deferred income tax assets and liabilities are recorded based on the differences between the financial reporting and income tax bases of assets and liabilities.

The components of loss before income taxes are $1,017,647,310 and $740,323,152, for the years ended September 30, 2023 and 2022, respectively.

The Company’s total provision (benefit) for income taxes consists of the following for the years ended September 30, 2023 and 2022, respectively:

	September 30, 2023	September 30, 2022
Current
Federal	$-	$-
State	2,400	1,600
Total Current	$2,400	$1,600

Deferred
Federal	$(10,990,882)	$(280,552)
State	-	-
Total Deferred	$(10,990,882)	$(280,552)

Total provision (benefit) for income taxes	$(10,988,482)	$(278,952)

The following table represents accumulated income tax NOL (net operating loss) carryforwards for the years ended September 30, 2023 and 2022, respectively:

	September 30, 2023	September 30, 2022
Federal
2034-2037	$29,838,716	$29,838,716
Indefinite	451,052,564	311,525,886
Total Federal	$480,891,280	$341,364,602

California
2034-2040	$473,427,974	$318,862,714
Total California	$473,427,974	$318,862,714

The reconciliation of our effective tax rate to the statutory federal rate of 21% for the years ended September 30, 2023 and 2022 is as follows:

	September 30, 2023	September 30, 2023 - %	September 30, 2022	September 30, 2022 - %
Income tax benefit at statutory rate	$(213,705,935)	21%	$(155,466,389)	21%
State income taxes	2,400	0%	1,600	0%
Permanent differences	155,268,652	(15)%	995,227	(0.13)%
Valuation allowance	49,635,916	(5)%	154,180,328	(20.83)%
Federal return to provision true up	(2,269,617)	0%	-	0%
Other	80,102	0%	10,282	0%
Total (benefit) provision for income taxes	$(10,988,482)	1%	$(278,952)	0.04%

We record deferred income taxes using enacted tax laws and rates for the years in which the taxes are expected to be paid. Deferred income tax assets and liabilities are recorded based on the differences between the financial reporting and income tax bases of assets and liabilities.

Significant components of the Company’s net deferred tax assets as of September 30, 2023 and 2022, respectively, are as follows:

	2023	2022
Deferred tax assets:
Stock compensation	$10,327,117	$8,442
Net operating loss carryforwards	118,886,728	78,791,906
Charitable contributions	2,680	1,219
Accrued expenses	414,745	86,926
Impairment other	-	-
Other assets	413,579	426,099
Intangibles		48,382,778
163(j) limitation	15,971,671	14,522,536
Research expenditures	16,077,633	-
Mark-to-market warrants	-	121,545,414
Total gross deferred tax assets	162,094,153	263,765,320

R&D tax credits	7,353,043	578,842

Less valuation allowance	(155,435,630)	(258,903,457)
Total net deferred tax assets	14,011,566	5,440,705

Deferred tax liabilities:
Intangibles	(16,358,329)	(19,428,527)
Fixed assets	(1,545,473)	(969,201)
Other	336	(336)
Total deferred tax liabilities	(17,903,466)	(20,398,064)
Net deferred tax assets	$(3,891,900)	$(14,957,359)

We maintain a full valuation allowance against the value of our deferred tax assets because based on the weight of evidence available at September 30, 2023 and 2022, it is more likely than not that deferred tax assets will not be realized.

We follow the guidance for accounting for uncertainty in income taxes in accordance with FASB ASC 740, which clarifies uncertainty in income taxes recognized in an enterprise’s financial statements. The standard also prescribes a recognition threshold and measurement standard for the financial statement recognition and measurement of an income tax position taken, or expected to be taken, in an income tax return. Only tax positions that meet the more likely than not recognition threshold may be recognized. In addition, the standard provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and disclosure. The Company’s tax years for 2014 through 2023 are still subject to examination by the tax authorities.